Segmented information (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of geographical areas [Table Text Block]
	Year ended December 31, 2018
					Corporate
					and other
	Manitoba	Peru	Arizona		activities	Total

Revenue from external customers	$667,322	$805,044	$—		$—	$1,472,366
Cost of sales
Mine operating costs	412,760	353,199	—		—	765,959
Depreciation and amortization	121,515	211,152	—		—	332,667
Gross profit	133,047	240,693	—		—	373,740
Selling and administrative expenses	—	—	—		27,243	27,243
Exploration and evaluation	12,302	5,640	—		10,628	28,570
Other operating expense (income)	5,433	11,739	539		1,360	19,071
Results from operating activities	$115,312	$223,314	$(539	)$	(39,231)	$298,856
Finance income						(8,450)
Finance expenses						152,000
Other finance gain						(15,531)
Profit before tax						170,837
Tax expense						85,421
Profit for the year						$85,416

	Year ended December 31, 2017 (Restated)
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Revenue from external customers	$712,244	$690,095	$—	$—	$1,402,339
Cost of sales
Mine operating costs	392,863	302,865	—	—	695,728
Depreciation and amortization	118,770	178,700	—	—	297,470
Gross profit	200,611	208,530	—	—	409,141
Selling and administrative expenses	—	—	—	42,283	42,283
Exploration and evaluation	5,649	1,442	—	8,383	15,474
Other operating (income) expense	(56)	(6,612)	517	(6,289)	(12,440)
Asset impairment	11,320	—	—	—	11,320
Results from operating activities	$183,698	$213,700	$(517)	$(44,377)	$352,504
Finance income					(2,849)
Finance expenses					169,442
Other finance losses					13,000
Profit before tax					172,911
Tax expense					33,219
Profit for the year					$139,692

Disclosure of geographical areas, assets and liabilities [Table Text Block]
December 31, 2018
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Total assets	$621,253	$2,751,525	$896,693	$416,164	$4,685,635
Total liabilities	424,576	921,773	115,470	1,044,960	2,506,779
Property, plant and equipment[1]	572,947	2,353,229	868,921	24,715	3,819,812
December 31, 2017 (Restated)
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Total assets	$738,967	$2,750,114	$856,589	$382,346	$4,728,016
Total liabilities	510,506	932,423	110,945	1,061,797	2,615,671
Property, plant and equipment	619,476	2,503,900	836,759	4,098	3,964,233

Disclosure of geographical areas, additions to property, plant and equipment [Table Text Block]
December 31, 2018
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Additions to property, plant and equipment	$123,896	$55,818	$19,846	$22	$199,582

December 31, 2017
				Corporate
				and other
	Manitoba	Peru	Arizona	activities	Total
Additions to property, plant and equipment	$97,936	$143,372	$18,507	$—	$259,815

Disclosure of geographical areas, revenue by customer location [Table Text Block]
	2018	2017
		(Restated)
Revenue by customer location [1]
Canada	$553,411	$461,033
United States	211,681	159,085
Switzerland	253,165	236,467
Germany	52,530	144,684
China	140,440	145,935
Peru	65,721	101,033
Philippines	84,687	120,199
United Kingdom	68,346	—
Other	42,385	33,903
	$1,472,366	$1,402,339